[The American Funds Group(R)]

The New Economy Fund

Semi-Annual Report
for the six months ended May 31, 2000

[cover illustration:  binary numbers encircling the glob]


THE NEW ECONOMY FUND

The New Economy Fund(R) seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

The New Economy Fund(R) is one of 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Results at a Glance
for periods ended May 31, 2000 (with all distributions reinvested)

Six Months (total return)          +7.03%
12 Months (total return)           +29.61
Lifetime (average annual compound
return since December 1, 1983)     +17.45

Fund results in this report were computed for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the total returns and the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2000 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

                                   Total            Average Annual
                                   Return           Compound Return
10 Years                           +419.27%         +17.91%
Five Years                         +183.10          +23.14
One Year                           +17.53           -

Sales charges are lower for accounts of $25,000 or more.

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

Please see back cover for important information about Class A and Class B shares.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Of course, investments outside the United States involve special risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks.



FELLOW SHAREHOLDERS:

During the six months ended May 31, 2000, The New Economy Fund produced a solid return despite enormous volatility in financial markets worldwide.

The fund posted a 7.0% gain for the six months if, like most shareholders, you reinvested the dividend of 14 cents a share and capital gain distribution of $3.18 a share paid in December 1999. This result outpaced two of the three benchmarks that represent the fund's potential investment universe while falling slightly short of the third. The Lipper Growth Funds Index, which measures 30 of the largest growth-oriented U.S. mutual funds, recorded a total return of 6.2%. The Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, which measures all major markets outside the United States, rose 0.7%. The third index - the Russell 2500 Index, a measure of small- and medium-capitalization U.S. stocks - rose 9.9%. (All indexes are unmanaged.)

[Begin Sidebar]
During the six months ended May 31, 2000, The New Economy Fund produced a solid return despite enormous volatility in financial markets worldwide.
[End Sidebar]

Another widely reported index - Standard & Poor's 500 Composite Index, which tracks 500 large companies listed on U.S. exchanges - returned 2.8% for the period.

Looking back over the past 12 months, it's worth noting that The New Economy Fund had a strong gain of 29.6%. Since your fund's inception on December 1, 1983, it has posted a lifetime total return of 1,319.9%, or an average of 17.4% a year over those 17 years.

KEEPING OUR SEAT BELTS FASTENED

Stock markets globally were more volatile during the last six months than at any other time in recent history. While U.S. equities continued to charge forward during the first months of the reporting period, by late March they proved vulnerable to rising interest rates and increasing fears of inflation. Technology stocks, many of which had reached stratospheric valuations, began a sharp decline in mid-March.

By no means did your fund avoid the market's peaks and valleys. In the span of six months, its net asset value ranged from a high of $33.17 on March 24 to a low of $27.25 on May 26, a swing of nearly 18%. Some individual holdings fluctuated even more wildly. For example, PMC-Sierra - a semiconductor manufacturer among your fund's larger holdings - saw its share price appreciate from $52 at the beginning of the reporting period to $245 on March 10, only to fall back to $153 by May 31.

[Begin Sidebar]
WHERE THE FUND'S
ASSETS ARE INVESTED

Geographical distribution of
net assets as of May 31, 2000

                                  Percent
                                  of Net
                                  Assets
UNITED STATES                     53.2%
NON-U.S.
EUROPE
UNITED KINGDOM                    2.5
Sweden                            2.0
Germany                           1.6
Italy                             1.2
Netherlands                       .6
Switzerland                       .6
Finland                           .5
Other                             1.3
ASIA/PACIFIC
Japan                             10.2
South Korea                       2.1
Taiwan                            1.8
Australia                         .9
Hong Kong                         .6
China                             .5
Other                             .8
LATIN AMERICA & CANADA
Mexico                            1.5
Brazil                            .8
Canada                            .7
Supranational                     2.5
TOTAL NON-U.S.                    32.7
CASH & EQUIVALENTS                14.1
TOTAL                             100.0%

[End Sidebar]

This is not to say that we think periods of volatility - as unsettling as they are - aren't beneficial for the prudent investor. Though we can't predict whether or how far global stock markets will continue to fall, we certainly can argue that a correction should bring the market back into balance and provide your fund with an opportunity to buy the stocks of attractive companies at lower prices.

FAMILIAR FORCES DRIVE GROWTH

Despite the ups and downs of the global technology sector, some tech stocks nonetheless produced many of your fund's best returns. Of the 20 holdings that appreciated the most during the period, approximately half were technology companies. We have tried to invest in companies with values that make sense relative to their growth rates - companies that have potential to generate profits over the long term. Many of these companies are benefiting from the increase in demand for bandwidth brought on by the boom in the Internet, mobile communications and other technological advancements. Examples of these companies are Oracle (+112.0%), Applied Materials (+71.4%) and Texas Instruments (+50.4%).

Two other sectors helped returns over the six months: Media and telecommunications companies, which in concert with technology companies are driving the information revolution. AUDIOFINA, the largest free-TV broadcasting group in Europe, gained 111.6% while Germany's ProSieben Media was up 104.5%. Ericsson, the Swedish wireless equipment provider, rose 69.2% as China Telecom gained 39.2%.

WHERE WE FELL SHORT

During the course of our reporting period, the Japanese market dropped more than 6%. At the same time, the dollar remained strong against the yen, increasing the overall negative effect.

After posting huge gains in 1999, some pullback was likely and, indeed, that's what has happened. Technology stocks, in particular, have languished, including a number of the holdings in your fund. Fujitsu, the country's largest computer manufacturer, was down 20.6%. Wireless services provider NTT DoCoMo fell 26.8%.

During the period, we trimmed some of our exposure to Japanese companies. Six months ago, 14.5% of our assets were invested in Japan; at the end of the current reporting period that number was 10.2%. Overall, however, our holdings in non-U.S. companies remain large - 32.7% of the fund's assets are invested outside the United States.

LOOKING FORWARD

Throughout the past decade of unprecedented stock market gains, short periods of volatility have promptly yielded to continued periods of advancement. This time, it's possible the market's unsteadiness may take time to smooth out. There is reason to believe the Federal Reserve may make further adjustments to interest rates in an effort to manage the pace of our growing economy and the threat of inflation.

Whatever happens, we will continue our commitment to the principled investing that has held your fund in good stead over its lifetime. This includes careful research, a focus on value and a long-term perspective - something we encourage you to maintain. Historically, shareholders who have ridden out bumps in the road have been rewarded over the long term.

We look forward to reporting to you again in six months.

Cordially,

/S/ Gordon Crawford    /s/ Timothy D. Armour
Gordon Crawford        Timothy D. Armour
Chairman of the Board  President

July 17, 2000


New Economy Fund
May 31, 2000
                                          Percent
                                               of
                                              Net
Industry Diversification                   Assets
Broadcasting & Publishing                   15.22%
Electronic Data Products                    15.20%
Telecommunications                          10.76%
Computer Services & Software                 6.01%
Miscellaneous Business Services              5.84%
Other Industries                            32.83%
Cash & Equivalents                          14.14%

New Economy Fund
May 31,2000

                                              Percent
                                                   of
                                                  Net
                                               Assets
Largest Equity-Type Holdings
Viacom                                           3.72%
Sakura Bank                                      2.11
Vodafone AirTouch                                1.90
Time Warner                                      1.85
American International Group                     1.82
Nippon Television Network                        1.57
Taiwan Semiconductor Manufacturing               1.41
Telefonaktiebolaget LM Ericsson                  1.39
AT&T Liberty Media Group                         1.31
Texas Instruments                                1.27

The New Economy Fund
Investment Portfolio, May 31, 2000
Unaudited                                                                                     Principal           Market  Percent
                                                                                            Amount (000)           Value   of Net
Equity Securitites (common and preferred stocks and                                            or Shares            (000)  Assets
convertible debentures)
BROADCASTING & PUBLISHING  -  15.22%
Viacom Inc., Class B, nonvoting (1)                                                             7,114,500         441,099     3.72
Time Warner Inc.                                                                                2,775,000         219,052     1.85
Nippon Television Network Corp. (Japan)                                                           138,170          94,720     1.57
Nippon Television Network Corp. (1,2)                                                             138,170          91,772
AT&T Corp. Liberty Media Group, Class A (1)                                                     3,510,000         155,537     1.31
Clear Channel Communications, Inc. (1)                                                          1,600,200         119,815     1.01
News Corp. Ltd., preferred (ADR) (Australia)                                                      825,000          32,330      .91
News Corp. Ltd., preferred                                                                      2,902,483          27,902
News Corp. Ltd.                                                                                 2,169,362          24,546
News Corp. Ltd. (ADR)                                                                             500,000          22,781
Mediaset SpA (Italy) (3)                                                                        5,760,000          88,980      .75
UnitedGlobalCom, Inc., Class A (1)                                                              1,600,000          76,800      .65
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1,3,4)                                         1,775,000          72,772      .61
USA Networks, Inc. (1)                                                                          3,300,000          62,494      .53
Fox Entertainment Group, Inc., Class A (1)                                                      2,000,000          52,250      .44
Infinity Broadcasting Corp., Class A (1)                                                        1,568,200          49,594      .42
AUDIOFINA (Luxembourg)                                                                            263,000          30,004      .25
Chris-Craft Industries, Inc. (1)                                                                  477,405          29,062      .24
Tokyo Broadcasting System, Inc. (Japan) (1)                                                       675,000          25,046      .21
Nippon Broadcasting System, Inc. (Japan)                                                          372,000          22,465      .19
ProSieben Media AG, nonvoting preferred (Germany)                                                 205,000          19,514      .16
Grupo Televisa, SA (ADR) (Mexico) (1)                                                             345,000          19,212      .16
EMAP PLC (United Kingdom)                                                                         840,000          14,509      .12
United Pan-Europe Communications NV (Netherlands) (1)                                             300,000           7,790      .07
Sinclair Broadcast Group, Inc., Class A (1)                                                       800,000           6,600      .05

ELECTRONIC DATA PRODUCTS  -  15.20%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                       32,700,288         166,849     1.41
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)                                         6,320,000         129,560     1.39
Telefonaktiebolaget LM Ericsson, Class B                                                        1,760,000          35,848
Texas Instruments Inc.                                                                          2,090,000         151,003     1.27
Rohm Co., Ltd. (Japan)                                                                            407,000         126,857     1.07
Microchip Technology Inc. (1)                                                                   1,875,000         106,436      .90
PMC-Sierra, Inc. (1)                                                                              635,000          97,314      .82
Samsung Electronics Co., Ltd. (South Korea)                                                       345,000          94,119      .79
Samsung Electro-Mechanics Co. (South Korea)                                                     1,380,000          86,785      .73
3Com Corp. (1)                                                                                  2,000,000          83,625      .70
Cisco Systems, Inc. (1)                                                                         1,200,000          68,325      .58
Applied Materials, Inc. (1)                                                                       800,000          66,800      .56
Dallas Semiconductor Corp.                                                                      1,400,000          56,000      .47
Adaptec, Inc. (1)                                                                               2,710,000          53,353      .45
Research In Motion Ltd. (Canada) (1)                                                            1,600,000          51,516      .43
KLA-Tencor Corp. (1)                                                                              850,000          42,128      .35
Motorola, Inc.                                                                                    430,000          40,312      .34
ADVANTEST CORP. (Japan)                                                                           150,000          31,586      .27
Lucent Technologies Inc.                                                                          540,000          30,982      .26
Nokia Corp., Class A (ADR) (Finland)                                                              560,000          29,120      .24
Micrel, Inc. (1)                                                                                  420,000          26,775      .23
Hyundai Electronics Industries Co., Ltd. (South Korea) (1)                                      1,660,000          25,878      .22
Universal Scientific Industrial Co., Ltd. (Taiwan) (1)                                         11,200,000          25,843      .21
Nikon Corp. (Japan)                                                                               700,000          19,286      .16
Alcatel (ADR) (France)                                                                            324,000          17,678      .15
Infineon Technologies AG (Germany) (1)                                                            229,300          15,031      .13
ArrowPoint Communications, Inc. (1)                                                               119,200          14,304      .12
SCI Systems, Inc. (1)                                                                             306,800          13,806      .12
MIPS Technologies, Inc., Class A (1)                                                              534,500          13,429      .11
Locus Co., Ltd. (South Korea) (1)                                                                 178,546          13,063      .11
Allgon AB, Class B (Sweden)                                                                       500,000          10,463      .09
Compal Electronics, Inc. (Taiwan)                                                               4,290,000          10,247      .09
Maxim Integrated Products, Inc. (1)                                                               150,000           9,516      .08
SIPEX Corp. (1)                                                                                   375,000           8,209      .07
Electronics for Imaging, Inc. (1)                                                                 200,000           7,363      .06
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)                                                  780,000           7,148      .06
Elcor Corp.                                                                                       350,000           6,672      .06
Nanovation Technologies, Inc., convertible                                                        267,000           4,005      .03
preferred, Class A (1,3,4)
Avanex Corp. (1)                                                                                   45,600           3,101      .03
Storage Technology Corp. (1)                                                                      275,000           3,077      .03
Metalink Ltd. (Israel) (1)                                                                         25,900             647      .01

TELECOMMUNICATION  -  10.76%
Vodafone AirTouch PLC (formerly Vodafone Group PLC)                                            32,430,530         148,172     1.90
(United Kingdom)
Vodafone AirTouch PLC (ADR)                                                                     1,687,500          77,309
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                           2,303,920         112,172      .95
NTT DoCoMo, Inc. (formerly NTT Mobile Communications                                                4,178         107,744      .91
Network, Inc.) (Japan)
Telesp Celular Participacoes SA, preferred nominative (Brazil)                              4,394,650,000          66,462      .64
Telesp Celular Participacoes SA, ordinary nominative                                          547,087,257           8,918
Intermedia Communications Inc. (1)                                                              2,390,000          59,750      .50
Western Wireless Corp., Class A (1)                                                             1,238,200          59,201      .50
China Telecom (Hong Kong) Ltd. (China) (1)                                                      7,416,000          55,438      .47
Nippon Telegraph and Telephone Corp. (Japan)                                                        4,629          54,964      .46
Telecom Italia SpA (Italy)                                                                      2,400,000          33,215      .46
Telecom Italia SpA, nonvoting savings shares                                                    3,359,500          21,029
Nuevo Grupo Iusacell, SA de CV, Class V (ADR) (Mexico) (1)                                      3,278,147          43,435      .37
PSINet Inc. (1)                                                                                 1,632,000          42,534      .36
Equinix, Inc., convertible preferred, Class C (1,3,4)                                           2,000,000          30,160      .25
SAVVIS Communications Corp. (1)                                                                 2,200,000          29,975      .25
TriTel, Inc., Class A (1)                                                                       1,190,500          27,307      .23
Swisscom AG (Switzerland)                                                                          75,695          26,685      .22
Qwest Communications International Inc. (1)                                                       600,000          25,387      .21
Triton PCS Holdings, Inc., Class A (1)                                                            615,000          25,061      .21
CenturyTel, Inc.                                                                                  906,700          24,481      .21
Sprint Corp.                                                                                      400,000          24,200      .20
TeleCorp PCS Inc., Class A (1)                                                                    780,000          23,693      .20
NorthPoint Communications, Inc. (1)                                                             1,480,000          23,125      .19
Tele Celular Sul Participacoes SA, preferred                                                      565,300          19,150      .16
nominative (ADR) (Brazil)
U S WEST, Inc.                                                                                    260,000          18,720      .16
Tele Danmark AS (Denmark)                                                                         220,000          15,579      .15
Tele Danmark AS, Class B (ADR)                                                                     80,000           2,815
Korea Telecom Corp. (ADR) (South Korea)                                                           408,800          15,126      .13
FirstCom Corp. (1)                                                                              1,000,000          13,938      .12
MCI WorldCom, Inc. (1)                                                                            300,000          11,288      .09
Flashcom, Inc., convertible preferred, Series B (1,3,4)                                         1,522,070          10,274      .09
Novatel Wireless, Inc., convertible preferred, Class C (1,3,4)                                    599,520           5,000      .04
Novatel Wireless, Inc., warrants, expire 2004, Class C (1,3,4)                                    119,904               0
eircom PLC (Ireland)                                                                            1,250,000           3,624      .03
Equant NV (Netherlands) (1)                                                                        77,200           3,392      .03
AAPT Ltd. (Australia) (1)                                                                         666,009           2,248      .02
Stet Hellas Telecommunications SA (ADR) (Greece) (1)                                               97,500           2,047      .02
Telecom Argentina STET-France Telecom SA,                                                          75,000           1,847      .02
Class B (ADR) (Argentina)
Tele Sudeste Celular Participacoes SA,                                                        305,659,000           1,306      .01
ordinary nominative (Brazil)

COMPUTER SERVICES & SOFTWARE - 6.01%
Oracle Corp. (1)                                                                                1,600,000         115,000      .97
Computer Associates International, Inc.                                                         1,750,000          90,125      .76
Microsoft Corp. (1)                                                                             1,222,500          76,483      .64
Cendant Corp. (1)                                                                               5,199,622          68,895      .58
Juniper Networks, Inc. (1)                                                                        291,900          51,137      .43
Intuit Inc. (1)                                                                                 1,147,600          41,600      .35
Paychex, Inc.                                                                                   1,125,000          39,375      .33
HNC Software Inc. (1)                                                                             800,000          32,800      .28
Stonesoft Oyj (Finland) (1)                                                                     1,955,000          31,078      .26
Ubizen (Belgium) (1)                                                                              195,000          28,446      .24
Power Integrations, Inc. (1)                                                                    1,200,000          27,900      .24
Autodesk, Inc.                                                                                    650,000          24,172      .20
Freei Networks, Inc., convertible preferred, Series C (1,3,4)                                   1,018,171          20,000      .17
Baltimore Technologies PLC (United Kingdom) (1)                                                 2,690,000          18,335      .15
Computer Sciences Corp. (1)                                                                       180,000          17,269      .15
Cymer, Inc. (1)                                                                                   304,100           9,598      .08
National Computer Systems, Inc.                                                                   169,200           7,688      .07
MMC AS (Norway) (1,3,4)                                                                         2,500,000           7,316      .06
Hewlett-Packard Co.                                                                                50,000           6,006      .05
VIA NET.WORKS, Inc. (1)                                                                            22,800             325      .00

MISCELLANEOUS BUSINESS SERVICES  -  5.84%
Concord EFS, Inc. (1)                                                                           4,030,000          97,727      .82
Black Box Corp. (1)                                                                               675,000          52,988      .45
Sabre Holdings Corp., Class A (1)                                                               1,800,000          51,750      .44
Trimble Navigation Ltd. (1)                                                                     1,090,000          48,164      .41
Snyder Communications, Inc. (1)                                                                 1,950,000          44,119      .38
Snyder Communications, Inc.- Circle.com (1)                                                       262,500             935
Robert Half International Inc. (1)                                                                700,000          41,562      .35
Adecco SA (Switzerland)                                                                            48,000          38,010      .32
Service Corp. International                                                                     9,000,000          28,125      .24
Datacraft Asia Ltd (Singapore)                                                                  4,003,051          27,821      .23
Marubeni Corp. (Japan)                                                                         10,354,000          27,470      .23
Midas, Inc. (5)                                                                                   800,000          20,750      .17
iXL Enterprises, Inc. (1)                                                                       1,000,000          19,000      .16
Focal Communications Corp. (1)                                                                    700,000          18,856      .16
Expeditors International of Washington, Inc.                                                      450,000          18,253      .15
Metamor Worldwide, Inc. (1)                                                                       745,600          16,962      .14
ISS-International Service System A/S (Denmark)(1)                                                 217,500          15,811      .13
Ceridian Corp. (1)                                                                                552,000          13,317      .11
Pitney Bowes Inc.                                                                                 300,000          13,050      .11
Efficient Networks, Inc. (1)                                                                      267,100          12,954      .11
Digex, Inc., Class A (1)                                                                          240,000          10,140      .09
Cintas Corp.                                                                                      225,000           9,900      .08
Rakuten, Inc. (Japan)(1)                                                                              128           9,262      .08
Profit Recovery Group International, Inc. (1)                                                     450,000           8,156      .07
InterNAP Network Services Corp. (1)                                                               248,200           7,105      .06
MSC Industrial Direct Co., Inc., Class A (1)                                                      303,200           6,993      .06
Versata, Inc. (1)                                                                                 275,000           6,497      .05
ProBusiness Services, Inc. (1)                                                                    200,000           5,325      .04
Alloy Online, Inc. (1)                                                                            375,000           4,453      .04
Park-Ohio Holdings Corp. (1)                                                                      496,000           4,216      .04
Internet Capital Group, Inc. (1)                                                                  155,000           4,175      .04
Niku Corp. (1)                                                                                    254,500           4,140      .03
China.com Corp., Class A (Hong Kong) (1)                                                          102,800           2,448      .02
Bright Horizons Family Solutions, Inc. (1)                                                        118,800           2,012      .02
EarthWatch Inc. 8.50% convertible preferred, Series C (1,3,4,6)                                   224,590             386      .01

INSURANCE  -  5.52%
American International Group, Inc.                                                              1,921,875         216,331     1.82
Marsh & McLennan Companies, Inc.                                                                1,200,000         132,075     1.11
XL Capital Ltd., Class A (Bermuda - Incorporated                                                1,770,000         105,315      .88
 in Cayman Islands)
ING Groep NV (Netherlands)                                                                        862,407          51,701      .54
ING Groep NV, warrants, expire 2001 (1)                                                           660,000          11,430
HCC Insurance Holdings, Inc.                                                                    2,300,000          39,244      .33
Fairfax Financial Holdings Ltd. (Canada) (1)                                                      281,000          29,470      .25
21st Century Insurance Group (formerly 20th Century Industries)                                 1,180,500          26,192      .22
PartnerRe Holdings Ltd. (Singapore - Incorporated in Bermuda)                                     553,900          20,564      .17
Mercury General Corp.                                                                             550,000          14,025      .12
Progressive Corp.                                                                                 100,000           9,387      .08

MERCHANDISING  -  4.84%
Dollar General Corp.                                                                            6,250,000         109,375      .92
Kohl's Corp. (1)                                                                                1,900,000          98,325      .83
Albertson's, Inc.                                                                               2,250,000          82,406      .69
Walgreen Co.                                                                                    1,790,000          50,791      .43
Ito-Yokado Co., Ltd. (Japan)                                                                      794,000          47,066      .40
Michaels Stores, Inc. (1)                                                                       1,094,700          46,867      .39
Consolidated Stores Corp. (1)                                                                   3,018,750          39,244      .33
Lowe's Companies, Inc.                                                                            620,000          28,869      .24
Too, Inc. (1)                                                                                     970,000          24,856      .21
EM.TV & Merchandising AG (Germany) (1)                                                            258,300          17,390      .15
EM.TV & Merchandising AG 4.00% convertible debentures 2005                                           $846             737
AutoZone, Inc. (1)                                                                                500,000          14,000      .12
Kingfisher PLC (United Kingdom)                                                                 1,257,733          11,644      .10
Chip Shot Golf Corp., Series C, convertible preferred (1,3,4)                                   1,215,000           2,977      .03

BANKING  -  4.21%
Sakura Bank, Ltd. (Japan)                                                                      32,130,000         237,547     2.11
Sakura Finance (Bermuda) Trust 0.75% convertible preference                                   864,000,000          12,703
units (Incorporated in Bermuda)
Wells Fargo & Co.                                                                               2,900,000         131,225     1.10
Bank of America Corp.                                                                             700,000          38,894      .33
STB Cayman Capital, Ltd. 0.50% convertible debentures 2007 (Japan)                             $2,240,000          32,208      .27
Bangkok Bank PCL (Thailand) (1)                                                                19,400,000          22,901      .19
Hang Seng Bank Ltd. (Hong Kong)                                                                 1,400,000          11,858      .10
Bank of the Philippine Islands (Philippines)                                                    5,462,100          10,462      .09
Equitable Banking Corp. (Philippines)                                                           1,606,090           2,001      .02

MISCELLANEOUS FINANCIAL SERVICES  -  3.42%
Fannie Mae                                                                                      2,321,500         139,580     1.18
Freddie Mac                                                                                     1,375,000          61,187      .51
ORIX Corp. (Japan)                                                                                388,800          57,527      .48
SLM Holding Corp.                                                                               1,200,000          40,425      .34
Capital One Financial Corp.                                                                       675,000          31,894      .27
Mycal Card Inc. (Japan)                                                                           620,000          22,603      .19
Citigroup Inc.                                                                                    338,600          21,057      .18
Consumer Financial Network, Inc., Series C,                                                     3,500,000          14,000      .12
convertible preferred (1,3,4)
American Capital Strategies, Ltd.                                                                 450,000           9,366      .08
AIFUL Corp. (Japan)                                                                                90,000           7,906      .07

ENTERTAINMENT & LEISURE  -  2.83%
Carnival Corp.                                                                                  4,200,000         113,925      .96
MGM Grand, Inc. (1,3,4)                                                                         2,788,500          81,564      .75
MGM Grand, Inc.                                                                                   211,500           6,874
Pixar (1)                                                                                       1,000,000          34,250      .29
Nintendo Co., Ltd. (Japan)                                                                        200,000          29,684      .25
VTech Holdings Ltd. (Hong Kong)                                                                 7,097,463          23,637      .20
Star Cruises PLC (United Kingdom) (1)                                                           3,115,000          20,403      .17
Kinowelt Medien AG (Germany) (1)                                                                  170,000           8,743      .07
StudioCanal (France) (1)                                                                          550,000           6,814      .06
Harrah's Entertainment, Inc. (1)                                                                  325,000           6,419      .05
Vail Resorts, Inc. (1)                                                                            200,000           3,200      .03

COMPUTER SYSTEMS - 2.51%
Dell Computer Corp. (1)                                                                         1,750,000          75,469      .64
NEC Corp. (Japan)                                                                               2,826,000          71,567      .60
Fujitsu Ltd. (Japan)                                                                            2,500,000          70,733      .60
Compaq Computer Corp.                                                                           1,450,000          38,062      .32
International Business Machines Corp.                                                             188,000          20,175      .17
Gateway, Inc. (1)                                                                                 162,200           8,029      .07
Silicon Graphics, Inc. (1)                                                                      1,120,300           7,422      .06
Lexmark International Group, Inc., Class A (1)                                                    100,000           6,975      .05

ENVIRONMENTAL SERVICES - 0.86%
Allied Waste Industries, Inc. (1)                                                               5,827,200          59,365      .50
Waste Management, Inc.                                                                          2,100,000          42,787      .36

MISCELLANEOUS PUBLIC SERVICES - 0.84%
Williams Companies, Inc.                                                                        1,420,600          59,044      .50
Suez Lyonnaise des Eaux (France)                                                                  149,500          24,982      .21
Hays PLC (United Kingdom)                                                                       2,800,000          15,729      .13

HEALTH & HOSPITAL SERVICES - 0.83%
Cardinal Health, Inc.                                                                             690,650          44,806      .38
First Health Group Corp. (1)                                                                      720,000          25,200      .21
HCA-The Healthcare Co.                                                                            680,000          18,360      .15
Universal Health Services, Inc., Class B (1)                                                      200,000          10,625      .09

DELIVERY SERVICES - 0.62%
United Parcel Service, Inc., Class B                                                            1,221,500          73,137      .62

SAFETY & SECURITY SERVICES - 0.51%
Securitas AB, Class B (Sweden)                                                                  2,612,000          61,073      .51

RESTAURANTS - 0.36%
Brinker International, Inc. (1)                                                                 1,500,000          42,469      .36

ELECTRIC UTILITIES - 0.30%
Manila Electric Co., Class A (GDR) (Philippines) (4)                                            1,860,000          13,715      .20
Manila Electric Co., Class B                                                                    6,755,916          10,082
Scottish and Southern Energy PLC (United Kingdom)                                                 900,000           7,031      .06
National Power PLC (United Kingdom)                                                               940,000           5,175      .04

ENERGY SERVICES - 0.29%
Schlumberger Ltd. (Netherlands Antilles)                                                          470,000          34,574      .29

ADVERTISING - 0.27%
Interpublic Group of Companies, Inc.                                                              600,000          25,763      .22
Ventiv Health, Inc. (1)                                                                           650,000           5,728      .05

HEALTH & PERSONAL CARE SERVICES - 0.23%
Quintiles Transnational Corp. (1)                                                                 917,800          13,538      .12
Trigon Healthcare, Inc. (1)                                                                       264,600          13,230      .11

DIVERSIFIED SERVICES - 0.22%
First Pacific Co. Ltd. (Hong Kong)                                                             46,275,461          16,332      .13
Benpres Holdings Corp. (GDR) (Philippines)(1)                                                   5,900,000          10,325      .09

AIRLINES - 0.17%
Deutsche Lufthansa AG (Germany)                                                                   800,000          19,674      .17

RAIL & ROAD SERVICES - 0.08%
C.H. Robinson Worldwide, Inc.                                                                     205,900           9,253      .08

FOOD SERVICES - 0.07%
Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                                       550,000           7,760      .07

MISCELLANEOUS - 3.85%
Other equity securities in initial period of acquisition                                                          456,658     3.85

TOTAL EQUITY SECURITIES   (cost: $7,110,137,000)                                                               10,189,841    85.86

                                                                                               Principal
                                                                                                  Amount
Short Term Securities                                                                               (000)
--------------------------------------------                                                    --------
CORPORATE SHORT-TERM NOTES  -  11.72%
Coca-Cola Co. 6.05%-6.55% due 6/19-7/27/2000                                                      $70,000          69,474      .59
E.W. Scripps Co. 5.95%-6.56% due 6/2-7/19/2000 (3)                                                 60,000          59,882      .50
General Motors Acceptance Corp. 6.07%-6.54% due 6/9-7/11/2000                                      60,000          59,753      .50
USAA Capital Corp. 6.04%-6.45% due 6/14-7/14/2000                                                  59,000          58,766      .50
Corporate Asset Funding Co. Inc. 6.06%-6.55% due 6/6-7/21/2000 (3)                                 58,000          57,645      .49
E.I. du Pont de Nemours and Co. 6.07%-6.46% due 6/28-7/19/2000                                     55,000          54,626      .46
Equilon Enterprises, LLC 6.02%-6.065% due 6/6-6/8/2000                                             50,000          49,941      .42
SBC Communications Inc. 5.90%-6.13% due 6/2-7/7/2000 (3)                                           50,000          49,910      .42
Pfizer Inc 6.25%-6.46% due 6/2-6/29/2000 (3)                                                       50,000          49,861      .42
International Lease Finance Corp. 6.04%-6.53% due 6/7-7/13/2000                                    50,000          49,851      .42
H.J. Heinz Co. 6.04%-6.52% due 6/8-7/10/2000                                                       50,000          49,804      .42
Procter & Gamble Co. 6.02%-6.55% due 6/8-7/26/2000                                                 50,000          49,788      .42
Ford Motor Credit Co. 6.34%-6.52% due 6/26-7/20/2000                                               50,000          49,680      .42
Alcoa Inc. 6.08%-6.55% due 6/21-7/21/2000                                                          50,000          49,673      .42
Wal-Mart Stores, Inc. 6.48%-6.51% due 6/23-7/12/2000 (3)                                           50,000          49,658      .42
Associates First Capital Corp. 6.08%-6.54% due 7/5-7/17/2000                                       50,000          49,639      .42
Motorola, Inc. 6.06%-6.54% due 6/20-7/28/2000                                                      50,000          49,616      .42
Bell Atlantic Financial Services, Inc. 6.55%-6.59%                                                 50,000          49,488      .42
 due 7/25-7/27/2000
Anheuser-Busch Companies, Inc. 6.13%-6.53% due 7/18-8/1/2000                                       45,000          44,554      .38
Eastman Kodak Co. 6.47%-6.63% due 6/21-8/17/2000                                                   41,000          40,463      .34
General Electric Capital Services, Inc. 6.50%-6.56%                                                40,000          39,668      .34
due 7/11-7/24/2000
Fortune Brands Inc. 6.10%-6.55% due 7/7-8/1/2000 (3)                                               40,000          39,643      .33
Minnesota Mining and Manufacturing Co. 6.50%-6.60%                                                 40,000          39,610      .33
due 7/5-8/22/2000
Gannett Co., Inc. 6.52% due 7/25/2000                                                              40,000          39,601      .33
Kimberly-Clark Corp. 6.03%-6.40% due 6/8-6/13/2000 (3)                                             35,000          34,942      .29
General Mills, Inc. 6.05%-6.40% due 6/5-6/16/2000                                                  35,000          34,922      .29
Archer Daniels Midland Co. 5.93%-6.52% due 6/13-7/14/2000                                          30,000          29,905      .25
General Electric Capital Corp. 6.10%-6.78% due 6/1-6/15/2000                                       25,985          25,921      .22
Lucent Technologies Inc. 6.00% due 6/1/2000                                                        25,000          24,996      .21
Estee Lauder Companies Inc. 6.06%-6.45% due 6/2-6/19/2000 (3)                                      20,000          19,956      .17
Bestfoods 6.08%-6.35% due 6/13-6/16/2000 (3)                                                       20,000          19,950      .16

FEDERAL AGENCY DISCOUNT NOTES - 2.16%
Fannie Mae 5.79%-6.54% due 6/8-8/31/2000                                                          108,000        107,484       .90
Freddie Mac 5.79%-6.515% due 6/13-8/24/2000                                                       100,000         99,334       .84
Federal Home Loan Bank Discount Corp. 5.92%-6.52%                                                  50,000         49,609       .42
 due 6/7-8/30/2000

NON-U.S. CURRENCY  -  0.03%
New Taiwanese Dollar                                                                          NT$104,496           3,396       .03

TOTAL SHORT-TERM SECURITIES   (cost: $1,650,804,000)                                                           1,651,009     13.91

TOTAL INVESTMENT SECURITIES (cost: $8,760,941,000)                                                            11,840,850     99.77

Excess of cash and receivables over payables                                                                      26,909       .23

NET ASSETS                                                                                                    $11,867,759   100.00

(1) Non-income-producing security.
(2) When-issued security.
(3) Purchased in a private placement transaction;
resale to the public may require registration or sale
    only to qualified institutional buyers.
(4) Valued under procedures established by the Board of Trustees.
(5) The fund owns 5.09% of the outstanding voting securities of Midas, Inc., and thus is considered an affiliate as defined in the Investment Company
Act of 1940.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since November 30, 1999
AAPT
AIFUL
Albertson's
Alcatel
Allgon
Alloy Online
ArrowPoint Communications
Avanex
Baltimore Technologies
Bank of America
CenturyTel
Compal Electronics
Computer Sciences
Consumer Financial Network
Datacraft Asia
Dell Computer
Efficient Networks
eircom
Elcor
Equinix
Expeditors International of Washington
FirstCom
Flashcom
Freei Networks
Hang Seng Bank
Hon Hai Precision Industry
Hyundai Electronics Industries
Infineon Technologies
InterNAP Network Services
Internet Capital Group
iXL Enterprises
Locus
Lucent Technologies
Marsh & McLennan Companies
Marubeni
Metalink
MGM Grand
Midas
MMC
Motorola
National Computer Systems
Niku
Nippon Broadcasting System
Nokia
NorthPoint Communications
Novatel Wireless
Pitney Bowes
ProBusiness Services
Progressive
PSINet
Rakuten
Research In Motion
SAVVIS Communications
Services Corp. International
Snyder Communications - Circle.com
Stonesoft
StudioCanal
Tele Sudeste Celular Participacoes
TeleCorp PCS
Telesp Celular Participacoes
Tokyo Broadcasting System
TriTel
Triton PCS Holdings
U S West
Ubizen
United Pan-Europe Communications
Universal Scientific Industrial
Ventiv Health
Versata
VIA NET.WORKS


Equity securities eliminated in the portfolio since November 30, 1999
Allianz
Altera
Bombay
Brambles Industries
CBS
Charter One Financial
Coles Myer
Flextech
Foster Wheeler
Galileo International
Hertz
HI/FN
Hikari Tsushin
IKON Office Solutions
Insight Communications
Intel
Lason
MediaOne Group
New World China Land
Nextel Communicatons
Nu Skin Enterprises
PeopleSoft
PETsMART
Primark
Rentokil Initial
Siebel Systems
Spanish Broadcasting System
Thomson
Unidanmark
Vantive
Westpac Banking
Ziff-Davis

New Economy Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                 UNAUDITED
at May 31, 2000                                                   (dollars in       thousands)
Assets:
Investment securities at market:
 (cost: $8,760,941)                                                                $11,840,850
                                                                            0
                                                              ---------------
                                                                                            $0
Cash                                                                                       956
Receivables for--
 Sales of investments                                                 $41,488
 Sales of fund's shares                                                18,085
 Forward currency contracts-net
 Dividends and interest                                                10,407           69,980
 Other

                                                                                    11,911,786
Liabilities:
Payables for--
 Purchases of investments                                              14,530
 Repurchases of fund's shares                                          17,797
 Forward currency contracts-net                                             0
 Dividends on fund's shares                                                 0
 Management services                                                    3,989
 Chase Manhattan Bank                                                       0
 Other expenses                                                         7,711           44,027

Net Assets at May 31, 2000                                                         $11,867,759

Shares of beneficial interest issued
and outstanding-
 Unlimited shares authorized
Class A shares
 Net assets                                                                        $11,828,095
 Shares outstanding                                                                414,235,012
 Net asset value per share                                                              $28.55
Class B shares
 Net assets                                                                            $39,664
 Shares outstanding                                                                  1,391,270
 Net asset value per share                                                              $28.51


                                                                    UNAUDITED
STATEMENT OF OPERATIONS
for the six months ended May 31, 2000                             (dollars in       thousands)
Investment Income:
Income:
 Dividends                                                         $   24,235
 Interest                                                              43,438        $  67,673


Expenses:
 Management services fee                                               23,137
 Distribution expenses- Class A                                        14,539
 Distribution expenses- Class B                                            47
 Transfer agent fee- Class A                                            6,329
 Transfer agent fee- Class B                                                5
 Reports to shareholders                                                  221
 Registration statement and prospectus                                    978
 Postage, stationery and supplies                                         933
 Trustees' fees                                                            65
 Auditing and legal fees                                                   61
 Custodian fee                                                            845
 Taxes other than federal income tax                                      121
 Other expenses                                                            70           47,351

Net investment income                                                                   20,322

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                      950,617
Net change in unrealized
 appreciation on investments:
 Beginning of period                                                3,484,857
 End of period                                                      3,079,888
 Open forward currency contracts                                            0

  Net unrealized depreciation on investments                                          (404,969)

 Net realized gain and
  unrealized depreciation
  on investments                                                                       545,648

Net Increase in Net Assets Resulting
 from Operations                                                                      $565,970





STATEMENT OF CHANGES IN NET ASSETS                                (dollars in       thousands)

                                                                   Six Months       Year Ended
                                                                Ended May 31,     November 30,
                                                                        2000*              1999

Operations:
Net investment income                                              $   20,322       $   31,510
Net realized gain on investments                                      950,617        1,065,572
Net unrealized (depreciation) appreciation
 on investments                                                      (404,969)       1,554,163

 Net increase in net assets
  resulting from operations                                           565,970        2,651,245

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                             (44,919)         (37,556)
  Class B                                                                 -                -
Distributions from net realized gain
on investments:
  Class A                                                          (1,020,301)        (648,071)
  Class B                                                                 -                -

 Total dividends and distributions                                 (1,065,220)        (685,627)

Capital Share Transactions:
Proceeds from shares sold                                           2,588,736        1,758,922
Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain                                1,021,526          657,311
  on investments
Cost of shares repurchased                                           (764,953)        (898,829)

 Net increase in net assets resulting from                          2,845,309        1,517,404
  capital share transactions
Total Increase in Net Assets                                        2,346,059        3,483,022

Net Assets:
Beginning of period                                                 9,521,700        6,038,678

End of period [including distributions in
 excess of net investment income and
 undistributed net investment income:
 $(8,545) and $16,052, respectively]                              $11,867,759       $9,521,700


*Unaudited
See Notes to Financial Statements

                                NEW ECONOMY FUND

 NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles that require management to make estimates and assuptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies.

ALLOCATIONS - Income, expenses other than class-specific expenses and realized and unrealized gains and losses are allocated daily between the classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended May 31, 2000, such non-U.S. taxes were $1,444,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest and other receivables and payables, on a book basis, were $54,000 for the six months ended May 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of May 31, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $3,079,909,000; $3,725,651,000 related to appreciated securities and $645,742,000 related to depreciated securities. During the six months ended May 31, 2000, the fund realized, on a tax basis, a net capital gain of $951,008,000 on securities transactions.

The cost of portfolio securities for book and federal income tax purposes was $8,761,000 at May 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $23,137,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and average net asset levels:

                 Average Net Asset Level
Rate             In Excess of                        Up to
0.58%            $0                                  $500 million
0.48%            $500 million                        $1.0 billion
0.44%            $1.0 billion                        $1.5 billion
0.41%            $1.5 billion                        $2.5 billion
0.39%            $2.5 billion                        $4.0 billion
0.38%            $4.0 billion                        $6.5 billion
0.375%           $6.5 billion


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are
approved by the fund's Board of Trustees.   Fund expenses under the Plan
include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended May 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $14,539,000 and $47,000, respectively. As of May 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $5,702,000 and $28,000, respectively.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $5,245,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $6,334,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of May 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $274,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
The fund made purchases and sales of investment securities, excluding short-term securities, of $3,693,398,000 and $2,393,738,000, respectively, during the six months ended May 31, 2000.

As of May 31, 2000, net assets consisted of the following:

Capital paid in on shares of beneficial interest                 $7,851,306
Distributions in excess of net investment income                 (8,545)
Accumulated net realized gain                                    945,110
Net unrealized appreciation                                      3,079,888
Net Assets                                                       $11,867,759

Capital share transations in the fund were as follows:

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $845,000 includes $46,000 that was paid by these credits rather than in cash.

                                                                          Year ended
                                         Six months                  November 30,
                                        May 31,2000                             1999
                                       Amount (000)           Shares    Amount (000)           Shares
Class A Shares:
 Sold                                    $2,546,791       84,007,064      $1,758,922       69,401,406
 Reinvestment of dividends                1,021,526       37,212,691         657,311       29,589,151
 and distributions
 Repurchased                               (764,736)     (25,439,140)       (898,829)     (35,924,475)
  Net increase in Class A                 2,803,581       95,780,615       1,517,404       63,066,082
Class B Shares*:
 Sold                                        41,945        1,398,771               -                -
 Reinvestment of dividends                      -                -                 -                -
 and distributions
 Repurchased                                   (217)          (7,501)              -                -
  Net increase in Class B                    41,728        1,391,270               -                -
Total net increase in fund               $2,845,309       97,171,885      $1,517,404       63,066,082

*Class B shares not offered
 before March 15, 2000.

PER-SHARE DATA AND RATIOS(1)
                                                                                                              Net gains
                                                                              Net asset                    on securities
                                                                                  value,          Net     (both realized
                                                                Period         beginning    investment               and
                                                                 ended         of period        income       unrealized)
Class A :
                                                                   2000            $29.90      $.05(2)           1.92(2)
                                                                   1999             23.65          .10              8.83
                                                                   1998             20.92          .13              4.44
                                                                   1997             18.50          .12              3.57
                                                                   1996             16.98          .14              2.26
                                                                   1995             14.65          .20              2.99
Class B :

                                                                   2000             31.27     (.01)(2)         (2.75)(2)


                                                                                   Total     Dividends
                                                                                   from     (from net      Distributions
                                                                Period        investment    investment     (from capital
                                                                 ended        operations       income)            gains)
Class A :
                                                                   2000            $1.97         $(.14)           $(3.18)
                                                                   1999             8.93         (.14)             (2.54)
                                                                   1998             4.57         (.12)             (1.72)
                                                                   1997             3.69         (.14)             (1.13)
                                                                   1996             2.40         (.19)             (0.69)
                                                                   1995             3.19         (.18)             (0.68)
Class B :

                                                                   2000            (2.76)            -                 -




                                                                                                             Net assets,
                                                                Period             Total        Total      end of period
                                                                 ended     Distributions       return      (in millions)
Class A :
                                                                   2000           $(3.32)         7.03%          $11,828
                                                                   1999            (2.68)         41.71            9,522
                                                                   1998            (1.84)         23.73            6,039
                                                                   1997            (1.27)         21.64            4,804
                                                                   1996            (0.88)         15.00            4,223
                                                                   1995            (0.86)         23.22            3,523
Class B :

                                                                   2000                -         (8.83)               40



                                                                               Ratio of
                                                                                expenses     Portfolio
                                                                Period        to average      turnover
                                                                 ended        net assets          rate
Class A :
                                                                   2000          .80%(3)     23.51%(4)
                                                                   1999              .78          47.93
                                                                   1998              .79          38.55
                                                                   1997              .81          31.62
                                                                   1996              .84          29.54
                                                                   1995              .88          27.03
Class B :

                                                                   2000         1.55 (3)     23.51%(4)


(1)The periods 1995 through 1999 represent fiscal years ended November 30. The periods ended 2000 (unaudited) represent, for Class A shares, the six-month period ended May 31, 2000, and, for Class B shares, the 77-day period ended May 31, 2000.
Class B shares were not offered before
March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year.
Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on avergae shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
(equivalent for all share classes) for
the six months ended May 31, 2000.


[The American Funds Group(R)]

Offices of the fund and
of the investment adviser,
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

Counsel
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are two ways to invest in The New Economy Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

This report is for the information of shareholders of The New Economy Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDC/AL/4630
Lit. No. NEF-013-0700